Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Cash and Cash Equivalents
(14)	Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2025 and 2024 are as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Current deposits	8	5
Restricted cash	24	—
Cash in hand and at banks	793	975
Total cash, cash restricted and cash equivalents	825	980

As of 31 December 2025, there is a restricted amount of 24 millions of euros in a Group bank account, respect of which the financial institution maintains an administrative operational restriction. This restriction neither affects the Group´s legal title to the cash nor changes its nature, but rather arises from the bank´s internal approval procedures as part of its standard banking operations.

The Group continuously monitors its exposure to these restrictions and considers that they do not significantly impact its overall liquidity position or its ability to meet short-term financial obligations.